Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 4,613	$ (7,234)	$ (11,645)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,977	13,652	13,816
Allowance for credit losses	718	1,416	2,508
Gain from business divestiture, see Note 7	0	0	(4,768)
Stock-based compensation, excluding cash-settled awards	21,248	19,029	12,167
Benefit from deferred income taxes	(1,955)	(1,356)	(3,196)
Non-cash (gains) losses on derivative financial instruments, net	(595)	(179)	330
Other non-cash items, net	1,139	32	(685)
Changes in operating assets and liabilities:
Accounts receivable	(6,265)	10,573	12,436
Contract assets	(1,790)	(6,722)	(7,340)
Inventories	2,416	4,570	(960)
Prepaid expenses and other assets	5,308	(7,804)	5,307
Accounts payable and accrued expenses	10,471	14,294	4,332
Contract liabilities	(8,855)	7,962	13,897
Other liabilities	944	(1,552)	(2,904)
Other, net	957	101	1,266
Net cash provided by operating activities	40,331	46,782	34,561
Cash flows from investing activities:
Purchases of property and equipment	(10,396)	(10,587)	(7,035)
Purchases of short-term investments	0	0	(58,695)
Maturities of short-term investments	0	0	75,906
Settlements of derivative financial instruments not designated as hedges	623	117	(977)
Cash paid for capitalized software development costs	(243)	(2,601)	(2,034)
Proceeds from Business divestiture, net of cost	0	4,943	4,975
Acquisition of business, net of cash acquired	(4,275)
Change in restricted bank time deposits, including long-term portion	200	2,437	(2,782)
Net cash (used in) provided by investing activities	(14,091)	(5,691)	9,358
Cash flows from financing activities:
Dividends paid to noncontrolling interest	(3,112)	(2,577)	(2,452)
Purchases of treasury stock	(21,436)	(5,276)	0
Repayment of principal portion of finance lease liability	(298)	(99)	0
Net cash used in financing activities	(24,846)	(7,952)	(2,452)
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	2,580	(631)	(115)
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	3,974	32,508	41,352
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	112,904	80,396	39,044
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	116,878	112,904	80,396
Reconciliation of cash, cash equivalents, restricted cash and restricted cash equivalents at end of period:
Cash and cash equivalents	116,878	112,719	74,477
Restricted cash and cash equivalents included in restricted cash and cash equivalents and restricted bank time deposits	0	185	5,825
Restricted cash and cash equivalents included in other assets	0	0	94
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 116,878	$ 112,904	$ 80,396